Loss per share	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Loss per share
24	Loss per share
Basic loss per share attributable to common stockholders is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the year.
Diluted loss per share is computed by affecting all potential weighted average dilutive common stock, including options and restricted stock units.
The following table contains the loss per share of the Group for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss attributable to the stockholders of the Group	(60,514)	(825)	(4,576)
Weighted average number of outstanding common shares (thousands)	181,554	168,350	155,692

Basic and diluted earnings loss per share	(0.333)	(0.005)	(0.029)

As of December 2021 and 2020, the number of shares used to calculate diluted net loss per share of common stock attributable to common stockholders is the same as the number of shares used to calculate basic net loss per share of common stock attributable to common stockholders for the period presented because the potentially dilutive shares would have been anti-dilutive if included in the calculation.